Share-Based Compensation - Schedule of RSU Activity (Details)	3 Months Ended
Mar. 31, 2025 $ / shares shares
RSU with Service-Only Conditions [Member]
Share-Based Compensation - Schedule of RSU Activity (Details) [Line Items]
Options, Balance at beginning | shares	520,300
Weighted Average Grant Date Fair Value, Balance at beginning | $ / shares	$ 8.13
Options, Balance at ending | shares	980,844
Weighted Average Grant Date Fair Value, Balance at ending | $ / shares	$ 8.17
Options, Granted | shares	465,044
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 8.18
Options, Exercised | shares
Weighted Average Grant Date Fair Value, Exercised | $ / shares
Options, Forfeited | shares	(4,500)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 5.11
RSU with Market-Based Conditions [Member]
Share-Based Compensation - Schedule of RSU Activity (Details) [Line Items]
Options, Balance at beginning | shares
Weighted Average Grant Date Fair Value, Balance at beginning | $ / shares
Options, Balance at ending | shares	496,483
Weighted Average Grant Date Fair Value, Balance at ending | $ / shares	$ 10.09
Options, Granted | shares	496,483
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 10.09
Options, Exercised | shares
Weighted Average Grant Date Fair Value, Exercised | $ / shares
Options, Forfeited | shares
Weighted Average Grant Date Fair Value, Forfeited | $ / shares